Related Party Disclosures - Summary of Transactions Between Related Parties Amount (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Interest income on net investments in subleases	¥ 45	¥ 49	¥ 103
Acquisition of a subsidiary		284,000
Shareholder of the Company
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition of a subsidiary	174,944
BMF Culture
Disclosure Of Transactions Between Related Parties [Line Items]
Interest income on net investments in subleases		¥ 23	¥ 85
Revenue from a related party	349
Naxos [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Copyright expenses	¥ 7,743